UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenue	$ 264,336	$ 154,040	$ 1,932,077	$ 479,491
Cost of sales	(98,825)	(91,456)	(1,264,748)	(264,942)
Gross profit	165,511	62,584	667,329	214,549
Gain on foreign exchange	31,645	332,792	642,932	576,239
General and administrative expenses	(5,498,907)	(4,497,829)	(16,345,971)	(12,507,259)
Operating loss	(5,301,751)	(4,102,453)	(15,035,710)	(11,716,471)
Interest income	187,598	75,954	443,269	489,863
Fair value gain (loss) on embedded derivatives	322,000	(2,895,000)	1,871,000	11,250,000
Fair value gain on warrants	500,000	0	1,560,000	0
Fair value gain (loss) on deferred consideration	193,887	(3,690,000)	5,486,804	(3,690,000)
Interest expense	(2,772,189)	(2,756,029)	(8,230,024)	(7,635,872)
Loss before tax	(6,870,455)	(13,367,528)	(13,904,661)	(11,302,480)
Income tax	136,431	185,569	244,699	366,385
Loss for the period	(6,734,024)	(13,181,959)	(13,659,962)	(10,936,095)
Exchange (loss) gain on translation of foreign operations	(19,181)	(60,134)	(126,780)	261,824
Total comprehensive loss for the period	(19,181)	(60,134)	(126,780)	261,824
Total comprehensive (loss) income:	(6,753,205)	(13,242,093)	(13,786,742)	(10,674,271)
Net (loss) income for the period:
Attributable to ordinary shareholders of Lifezone Metals	(6,669,922)	(13,188,219)	(13,531,995)	(10,482,641)
Attributable to non-controlling interests	(64,102)	6,260	(127,967)	(453,454)
Loss for the period	(6,734,024)	(13,181,959)	(13,659,962)	(10,936,095)
Total comprehensive (loss) income:
Attributable to ordinary shareholders of Lifezone Metals	(6,689,103)	(13,248,353)	(13,658,775)	(10,220,817)
Attributable to non-controlling interests	(64,102)	6,260	(127,967)	(453,454)
Total comprehensive (loss) income:	$ (6,753,205)	$ (13,242,093)	$ (13,786,742)	$ (10,674,271)
Loss per share
Basic (in dollars per share)	$ (0.07)	$ (0.17)	$ (0.15)	$ (0.13)
Diluted (in dollars per share)	$ (0.07)	$ (0.17)	$ (0.15)	$ (0.17)